Cover	Jul. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 21, 2026
Registrant Name	Hercules Capital, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00702
Entity Tax Identification Number	74-3113410
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	650
Local Phone Number	289-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001280784
Amendment Flag	false
Long-Term Debt
On July 24, 2026, in connection with a previously announced public offering, Hercules Capital, Inc. (the “Company”) and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”), entered into an Eleventh Supplemental Indenture (the “Eleventh Supplemental Indenture”) to that certain indenture, dated March 6, 2012, between the Company and the Trustee (together with the Eleventh Supplemental Indenture, the “Indenture”). The Eleventh Supplemental Indenture relates to the Company’s issuance, offer and sale of $325,000,000 in aggregate principal amount of its 6.300% Notes due 2031 (the “Notes”).

The Notes will mature on July 24, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.300% per year and will be paid semiannually in arrears on January 24 and July 24 of each year, commencing January 24, 2027. The Notes are the Company’s unsecured obligations that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated, or junior, in right of payment to the Notes. The Notes will not be guaranteed by any of the Company’s current or future subsidiaries. The Notes will rank pari passu, or equally, in right of payment with all of the Company’s existing and future liabilities that are not so subordinated, or junior. The Notes will effectively rank subordinated, or junior, to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness. The Notes will rank structurally subordinated, or junior, to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option at par, plus a “make whole” premium, if applicable.

Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HTGC
Security Exchange Name	NYSE
6.25% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	6.25% Notes due 2033
Trading Symbol	HCXY
Security Exchange Name	NYSE